POST-EMPLOYMENT BENEFITS - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ 52	€ 46	€ 52
Past service cost	0	3	0
Interest costs (income) on defined benefit obligation	2	1	1
Return on plan assets (greater)/less than discount rate	(89)	(203)	118
Administrative expenses	2	2	2
Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	2,236	1,872
Service cost	52	46
Past service cost	0	3
Interest costs (income) on defined benefit obligation	34	44
Plan participants contribution	(71)	(26)
Actuarial loss/(gain) - experience	(7)	(13)
Actuarial loss/(gain) - demographic assumptions	0	11
Actuarial loss/(gain) - financial assumptions	169	284
Benefit payments	(121)	(111)
Administrative expenses	2	2
Currency translation adjustment	(96)	72
Net benefit obligation (asset)	2,340	2,236	1,872
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	2,096	1,804
Interest costs (income) on defined benefit obligation	(32)	(43)
Return on plan assets (greater)/less than discount rate	89	203
Plan participants contribution	71	26
Employer contributions	52	61
Benefit payments	(121)	(111)
Currency translation adjustment	87	(70)
Net benefit obligation (asset)	€ 2,132	€ 2,096	€ 1,804